Employee Benefit Plans - Share-based Compensation Stock Options Outstanding and Options Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	933,450
Options outstanding Weighted - Average Remaining Contractual Life (in years)	5 years 7 months 6 days
Options exercise number of shares	763,540
Options exercisable weighted-average remaining contractual life (in years)	5 years 2 months 16 days
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	301,650
Options outstanding Weighted - Average Remaining Contractual Life (in years)	5 years 8 months 12 days
Options outstanding weighted average exercise price	$ 8.90
Options exercise number of shares	240,300
Options exercisable weighted-average remaining contractual life (in years)	5 years 8 months 12 days
Options exercisable weighted average exercise price	$ 8.90
Exercise Price Range One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 8.50
Exercise Price Range One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 9.00
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	509,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	4 years 10 months 13 days
Options outstanding weighted average exercise price	$ 9.49
Options exercise number of shares	496,000
Options exercisable weighted-average remaining contractual life (in years)	4 years 10 months 2 days
Options exercisable weighted average exercise price	$ 9.49
Exercise Price Range Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 9.00
Exercise Price Range Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 9.50
Exercise Prices Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	2,500
Options outstanding Weighted - Average Remaining Contractual Life (in years)	6 years 6 months 26 days
Options outstanding weighted average exercise price	$ 10.75
Options exercise number of shares	1,500
Options exercisable weighted-average remaining contractual life (in years)	6 years 6 months 26 days
Options exercisable weighted average exercise price	$ 10.75
Exercise Prices Range Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 10.50
Exercise Prices Range Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 11.00
Exercise Prices Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	5,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	6 years 5 months 23 days
Options outstanding weighted average exercise price	$ 11.13
Options exercise number of shares	3,000
Options exercisable weighted-average remaining contractual life (in years)	6 years 5 months 23 days
Options exercisable weighted average exercise price	$ 11.13
Exercise Prices Range Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 11.00
Exercise Prices Range Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 11.50
Exercise Prices Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	20,600
Options outstanding Weighted - Average Remaining Contractual Life (in years)	7 years 10 months 24 days
Options outstanding weighted average exercise price	$ 12.23
Options exercise number of shares	8,240
Options exercisable weighted-average remaining contractual life (in years)	7 years 10 months 24 days
Options exercisable weighted average exercise price	$ 12.23
Exercise Prices Range Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 12.00
Exercise Prices Range Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 12.50
Exercise Prices Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	25,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	7 years 10 months 10 days
Options outstanding weighted average exercise price	$ 13.29
Options exercise number of shares	7,500
Options exercisable weighted-average remaining contractual life (in years)	7 years 8 months 12 days
Options exercisable weighted average exercise price	$ 13.32
Exercise Prices Range Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 13.00
Exercise Prices Range Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 13.50
Exercise Prices Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	15,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	7 years 6 months 7 days
Options outstanding weighted average exercise price	$ 13.73
Options exercise number of shares	6,000
Options exercisable weighted-average remaining contractual life (in years)	7 years 6 months 7 days
Options exercisable weighted average exercise price	$ 13.73
Exercise Prices Range Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 13.50
Exercise Prices Range Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 14.00
Exercise Prices Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	5,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	8 years 11 months 12 days
Options outstanding weighted average exercise price	$ 16.30
Options exercise number of shares	1,000
Options exercisable weighted-average remaining contractual life (in years)	8 years 11 months 12 days
Options exercisable weighted average exercise price	$ 16.30
Exercise Prices Range Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 16.00
Exercise Prices Range Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 16.50
Exercise Price Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	46,700
Options outstanding Weighted - Average Remaining Contractual Life (in years)	9 years 3 months 26 days
Options outstanding weighted average exercise price	$ 18.28
Exercise Price Range Nine [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 18.00
Exercise Price Range Nine [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 18.50
Exercise Price Range Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding numbers of shares	3,000
Options outstanding Weighted - Average Remaining Contractual Life (in years)	9 years 9 months 22 days
Options outstanding weighted average exercise price	$ 22.24
Exercise Price Range Ten [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 22.00
Exercise Price Range Ten [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding weighted average exercise price	$ 22.50